Convertible debentures (Eurosite Power Convertible Debenture) (Details)					12 Months Ended
	Oct. 03, 2014 USD ($)	Apr. 15, 2014 USD ($) $ / shares	Jun. 14, 2013 USD ($) shares	Feb. 26, 2013 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Feb. 20, 2014 USD ($) shares
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ (704,973)	$ (1,199,296)
Debt Instrument, Unamortized Premium					136,422
Induced Conversion of Convertible Debt Expense						324,977
Amortization					96,288
Convertible Debt
Debt Instrument [Line Items]
Face amount					21,800,000	21,800,000
Convertible Debt | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Face amount					$ 1,000
Interest rate					400.00%
Loss on extinguishment of debt					$ (713,577)
Extinguishment of Debt, Amount					180,400
Long-term Debt, Gross					4,000,000
Debt Instrument, Unamortized Premium					$ 180,400
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.60
Debt Instrument, Convertible, Conversion Ratio					1,667
Company stock price | $ / shares					$ 0.51
Volatility					87.00%
Risk -free rate					0.90%
Discrete dividend payment rate					0.00%
Convertible Debt | Note 1 300K Senior Convertible Note Due 2018
Debt Instrument [Line Items]
Face amount		$ 1,450,000
Interest rate		4.00%
Debt Instrument, Term		4 years
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.60
EuroSite Power
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,100,000
Registration Rights Percentage			30.00%
Registration Rights, Offering Price, Net			$ 250,000
EuroSite Power | Senior Unsecured Convertible Notes Due 2015
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,100,000
Interest rate			6.00%
EuroSite Power | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,100,000
EuroSite Power | Unsecured Debt | Senior Unsecured Convertible Notes Due 2015
Debt Instrument [Line Items]
Face amount			$ 4,000,000
Interest rate			4.00%
Debt Instrument, Convertible, Shares | shares			1,000
Debt Instrument, Convertible, Conversion Rate Denominator			$ 1,000
Debt Instrument, Extension Period			3 years
Debt Instrument, Interest Rate, Increase (Decrease)			(3.00%)
Debt Instrument, Term			3 years
EuroSite Power | Convertible Debt
Debt Instrument [Line Items]
Face amount					$ 2,400,000	$ 2,400,000
Extinguishment of Debt, Amount	$ 3,050,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.50
Convertible debt					$ 3,050,000
Conversion of Stock, Shares Issued | shares					6,100,000
EuroSite Power | Convertible Debt | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Interest rate							4.00%
Debt Instrument, Convertible, Shares | shares							1,667
Debt Instrument, Convertible, Conversion Rate Denominator							$ 1,000
Long-term Debt, Fair Value					$ 4,656,000
Long-term Debt, Gross					4,000,000		4,000,000
Debt Instrument, Unamortized Premium					$ 656,000
Prepayment from Related Party for Future Purchases | EuroSite Power
Debt Instrument [Line Items]
Related party transaction, discount rate				6.00%
Bruno Meier | EuroSite Power | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							250,000
Joan Giacinti | EuroSite Power | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							300,000
Charles T. Maxwell | EuroSite Power | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							250,000
Nettlestone Enterprises Limited | EuroSite Power | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							300,000
Perastra Management Management S.A | EuroSite Power | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							1,500,000
Yves Micheli | EuroSite Power | Senior Convertible Notes Due 2017
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 300,000